Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases (Tables) [Abstract]
Lease Rental Costs
	Years Ended December 31,
Lease Rental Costs	2011	2010	2009

	(in millions)
Net Lease Expense on Operating Leases	$343	$343	$354
Amortization of Capital Leases	72	97	83
Interest on Capital Leases	32	26	13
Total Lease Rental Costs	$447	$466	$450

Property, Plant and Equipment Under Capital Leases
	December 31,
Property, Plant and Equipment Under Capital Leases	2011	2010

	(in millions)
Generation	$104	$97
Other Property, Plant and Equipment	485	482
Total Property, Plant and Equipment Under Capital Leases	589	579
Accumulated Amortization	137	108
Net Property, Plant and Equipment Under Capital Leases	$452	$471

Obligations Under Capital Leases
Obligations Under Capital Leases
Noncurrent Liability	$384	$398
Liability Due Within One Year	74	76
Total Obligations Under Capital Leases	$458	$474

Future Minimum Lease Payments
		Noncancelable
Future Minimum Lease Payments	Capital Leases	Operating Leases
	(in millions)
2012	$96	$316
2013	81	288
2014	67	264
2015	55	245
2016	47	226
Later Years	285	1,235
Total Future Minimum Lease Payments	631	$2,574
Less Estimated Interest Element	173
Estimated Present Value of Future Minimum
Lease Payments	$458

Future Minimum Lease Payments of Rockport Lease
Future Minimum Lease Payments	AEGCo	I&M
	(in millions)
2012	$74	$74
2013	74	74
2014	74	74
2015	74	74
2016	74	74
Later Years	443	443
Total Future Minimum Lease Payments	$813	$813